Nature of Business and Basis of Preparation	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Business and Basis of Preparation
Note 1. Nature of Business and Organization
Nature of Business
Elanco Animal Health Incorporated (Elanco Parent) and its subsidiaries (collectively, Elanco, the Company, we, us or our) was formed as a wholly-owned subsidiary of Eli Lilly and Company (Lilly). Elanco is a global animal health company that innovates, develops, manufactures and markets products for companion and food animals. We offer a diverse portfolio of more than 125 brands to veterinarians and food animal producers in more than 90 countries.
Organization
Elanco Parent was formed in 2018, as a wholly-owned subsidiary of Lilly, to serve as the ultimate parent company of substantially all of the animal health businesses of Lilly.
On September 24, 2018, Elanco Parent completed an initial public offering resulting in the issuance of 72.3 million shares of its common stock (including shares issued pursuant to the underwriters’ option to purchase additional shares), which represents 19.8% of the outstanding shares, at $24 per share (IPO) for a total net proceeds, after underwriting discounts and commissions, of $1.7 billion.  In connection with the completion of the IPO, through a series of equity and other transactions, Lilly transferred to Elanco Parent the animal health businesses that form its business going forward. In exchange Elanco Parent has paid, or will pay, to Lilly approximately $4.2 billion, which includes the net proceeds from the IPO, the net proceeds from the debt offering completed by Elanco Parent in August 2018 and the term loan facility entered into by Elanco Parent in September 2018 (see Note 8). As of September 30, 2018, Elanco Parent has paid Lilly $3.6 billion. These transactions are collectively referred to herein as the Separation.

Note 1: Nature of Business and Basis of Preparation

Nature of Business

Eli Lilly and Company (Lilly) intends to divest substantially all of its animal health businesses through a series of equity transactions. The businesses to be divested are currently held in a combination of dedicated legal entities and commingled entities, which include activities of both Lilly and the divested businesses. Lilly will complete a corporate reorganization prior to the divestiture through which it will transfer the assets, liabilities and businesses to be divested to a single holding company (Elanco Parent). Elanco Parent will ultimately serve as parent company for the businesses to be divested by Lilly.

Certain reclassifications have been made to prior periods in the condensed consolidated and combined financial statements and accompanying notes to conform with current presentation. In addition, certain combined balance sheet amounts related to the prior year have been revised to correct the sales rebates and discounts liability, which did not correctly reflect an accrual for rebates related to product held in the wholesalers’ pipeline. In accordance with Securities and Exchange Commission Staff Accounting Bulletin No. 99, Materiality, and Accounting Standards Codification (ASC) 250, Presentation of Financial Statements, we assessed the materiality of this correction and concluded that the accrual for the rebate related to product held in the wholesalers’ pipeline was not material to prior periods, and therefore, amendments of previously filed reports are not required.

As such, in accordance with ASC 250, we revised the previously reported combined balance sheet and combined statements of equity. The adjustment, which originates in periods prior to those presented, resulted in a $10.5 million increase as of December 31, 2017 and 2016 in the accrual for sales rebates and discounts of $155.0 million and 148.6 million, respectively, total current liabilities of $632.6 million and $618.9 million, respectively, and total liabilities of $1,149.5 million and $1,071.8 million, respectively. In addition, previously reported amounts at December 31, 2017, December 31, 2016, December 31, 2015 and January 1, 2015 of net parent company investment of $8,047.4 million, $7,484.8 million, $7,661.9 million and $2,506.1, respectively, and total equity of $7,790.8 million, $7,027.9 million, $7,440.0 and $2,439.6, respectively, have been reduced by $10.5 million to reflect the correction above.

The accompanying combined financial statements represents the assets, liabilities and results of operations related to the animal health businesses to be transferred to Elanco Parent, which includes the animal health businesses that share people, manufacturing locations and activities. The combined animal health businesses to be transferred from Lilly to Elanco Parent are referred to throughout these combined financial statements as Elanco, the Company, we, us or our.

We are an animal health company that innovates, develops, manufactures and markets products for companion and food animals. We have operations throughout the world with a significant portion of our business in the United States.

Basis of Preparation

The accompanying combined financial statements have been prepared on a standalone basis and are derived from Lilly’s consolidated financial statements and accounting records. The combined financial statements reflect the financial position, results of operations and cash flows related to the animal health businesses that will be transferred to Elanco Parent and are prepared in conformity with accounting principles generally accepted in the United States (GAAP). Lilly will transfer to Elanco Parent only the assets, liabilities and operations for business activities that will constitute the ongoing animal health businesses. These businesses operate on an integrated basis with shared people, manufacturing facilities, distribution centers, product types and the associated facilities that are being transferred to Elanco Parent.

These combined financial statements include the attribution of certain assets and liabilities that historically have been held at the Lilly corporate level but which are specifically identifiable or attributable to the businesses being transferred to Elanco Parent. All intercompany transactions and accounts within Elanco have been eliminated. All transactions between us and Lilly are considered to be effectively settled in the combined financial statements at the time the transaction is recorded. The total net effect of the settlement of these intercompany transactions is reflected in the combined statements of cash flows as a financing activity and in the combined balance sheets as net parent company investment.

These combined financial statements include an allocation of expenses related to certain Lilly corporate functions, including executive oversight, treasury, legal, finance, human resources, tax, internal audit, financial reporting, information technology and investor relations. These expenses have been allocated to us based on direct usage or benefit where specifically identifiable, with the remainder allocated primarily on a pro rata basis of revenue, headcount and other measures. We consider the expense methodology and results to be reasonable for all periods presented. However, the allocations may not be indicative of the actual expense that would have been incurred had we operated as an independent, publicly traded company for the periods presented. It is impractical to estimate what the standalone costs of Elanco would have been in the historical periods.

The income tax amounts in these combined financial statements have been calculated based on a separate return methodology and presented as if our operations were separate taxpayers in the respective jurisdictions. We file income tax returns in the U.S. federal jurisdiction and various state, local and non‑U.S. jurisdictions. Certain of these income tax returns are filed on a consolidated or combined basis with Eli Lilly and Company and/or its subsidiaries.

Lilly maintains various benefit and combined stock‑based compensation plans at a corporate level and other benefit plans at a country level. Our employees participate in such programs and the portion of the cost of those plans related to our employees is included in our financial statements. However, the combined balance sheets do not include any equity issued related to stock‑based compensation plans or any net benefit plan obligations unless the benefit plan covers only our dedicated employees or where the legal obligation associated with the benefit plan will transfer to Elanco.

The equity balance in these combined financial statements represents the excess of total assets over total liabilities, including intercompany balances between us and Lilly (net parent company investment) and accumulated other comprehensive loss. Net parent company investment is primarily impacted by contributions from Lilly which are the result of treasury activities and net funding provided by or distributed to Lilly. See Note 16 for further information.